LIABILITY FOR LOANS SOLD	12 Months Ended
Sep. 30, 2015
LIABILITY FOR LOANS SOLD
LIABILITY FOR LOANS SOLD

10.LIABILITY FOR LOANS SOLD

The Company records an estimated liability for probable amounts due to the Company’s loan investors under contractual obligations related to residential mortgage loans originated for sale that were previously sold and became delinquent or defaulted, or were determined to contain certain documentation or other underwriting deficiencies.  Under standard representations and warranties and early payment default clauses in the Company’s mortgage sale agreements, the Company could be required to repurchase mortgage loans sold to investors or reimburse the investors for losses incurred on loans (collectively “repurchase”) in the event of borrower default within a defined period after origination (generally 90 days), or in the event of breaches of contractual representations or warranties made at the time of sale that are not remedied within a defined period after the Company receives notice of such breaches (generally 90 days).   In addition, the Company may be required to refund the profit received from the sale of a loan to an investor if the borrower pays off the loan within a defined period after origination, which is generally 120 days.

The Company establishes a mortgage repurchase liability related to these events that reflects management’s estimate of losses on loans for which the Company could have a repurchase obligation based on a combination of factors.  Such factors incorporate the volume of loans sold in current and previous periods, borrower default expectations, historical investor repurchase demand and appeals success rates (where the investor rescinds the demand based on a cure of the defect or acknowledges that the loan satisfies the investor’s applicable representations and warranties), and estimated loss severity.  Payments made to investors as reimbursement for losses incurred are charged against the mortgage repurchase liability.  Loans repurchased from investors are initially recorded at fair value, which becomes the Company’s new accounting basis.  Any difference between the loan’s fair value and the outstanding principal amount is charged or credited to the mortgage repurchase liability, as appropriate.  Subsequent to repurchase, such loans are carried in loans receivable.  Loans repurchased with deteriorated credit quality at the date of repurchase are accounted for under ASC Topic 310-30.

The principal balance of loans sold that remain subject to recourse provisions related to early payment default clauses totaled approximately $565 million and $258 million at September 30, 2015 and 2014, respectively.  Because the Company does not service the loans that it sells to its investors, the Company is generally unable to track the outstanding balances or delinquency status of a large portion of such loans that may be subject to repurchase under the representations and warranties clauses in the Company’s mortgage sale agreements.  The following is a summary of the principal balance of mortgage loan repurchase demands on loans previously sold that were received and resolved during the years ended September 30, 2015 and 2014:

	2015	2014
Received during period	$10,004,000	$12,953,000
Resolved during period	12,303,000	11,806,000
Unresolved at end of period	4,486,000	6,785,000

The following is a summary of the changes in the liability for loans sold during the years ended September 30, 2015 and 2014:

	2015	2014
Balance at beginning of period	$1,440,641	$1,353,095
Provisions charged to expense	680,941	350,263
Losses incurred to resolve demands	(491,936)	(262,717)

Balance at end of period	$1,629,646	$1,440,641

The following summarizes the manner in which the Company resolved mortgage loan repurchase demands received from its investors during the years ended September 30, 2015 and 2014:

	2015		2014
	Principal Balance of Loans Involved in Existing Claims That Were Resolved	Losses Charged to Liability for Loans Sold	Principal Balance of Loans Involved in Existing Claims That Were Resolved	Losses Charged to Liability for Loans Sold
Resolved by providing additional documentation with no further action required	$9,473,000	$—	$9,877,000	$—

Resolved by repurchasing loans previously sold to investors	2,693,000	178,659	1,777,000	28,273
Resolved by payments to reimburse investors for losses incurred	137,000	125,946	152,000	55,620

Payments due upon early payoff of loans previously sold	—	187,331	—	178,824

Total	$12,303,000	$491,936	$11,806,000	$262,717

The liability for loans sold of $1.6 million at September 30, 2015 represents the Company’s best estimate of the probable losses that the Company will incur for various early default provisions and contractual representations and warranties associated with the sales of mortgage loans.  Because the level of mortgage loan repurchase losses depends upon economic factors, investor demand strategies and other external conditions that may change over the life of the underlying loans, the level of the liability for mortgage loan repurchase losses is difficult to estimate and requires considerable management judgment.  In addition, the Company does not service the loans that it sells to investors and is generally unable to track the remaining unpaid balances or delinquency status after sale.  As a result, there may be a range of possible losses in excess of the estimated liability that cannot be estimated.  Management maintains regular contact with the Company’s investors to monitor and address their repurchase demand practices and concerns.